Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-use Assets	Right-of-use assets
	Italy	Spain	Talasol	Pumped storage	USA	Total
	€ in thousands

Balance as at January 1, 2025	13,201	2,346	7,340	9,619	1,809	34,315
Lease agreements entered into during the period	10,136	-	-	-	1,341	11,477
Depreciation for the year	(681)	(139)	(482)	(452)	(70)	(1,824)
Other	-	69	394	75	-	538
Effect of changes in exchange rates	-	-	-	120	(240)	(120)
Balance as at December 31, 2025	22,656	2,276	7,252	9,362	2,840	44,386

	Bio Gas	Italy	Spain	Talasol	Pumped storage	USA	Total
	€ in thousands

Balance as at January 1, 2024	20	9,526	2,327	7,595	9,425	2,074	30,967
Lease agreements entered into during the period	-	3,289	-	-	-	-	3,289
Depreciation for the year	(20)	(395)	(135)	(468)	(434)	(62)	(1,514)
Other	-	781	154	213	108	(305)	951
Effect of changes in exchange rates	-	-	-	-	520	102	622
Balance as at December 31, 2024	-	13,201	2,346	7,340	9,619	1,809	34,315

Schedule of Maturity Analysis of Company's Lease Liabilities

Maturity analysis of the Company’s lease liabilities

December 31, 2025
€ in thousands
Less than one year	844
One to five years	4,203
More than five years	31,288

Total	36,335

Current maturities of lease liability	844

Long-term lease liability	35,491

Schedule of Amounts Recognized in Profit or Loss	Amounts recognized in profit or loss
	2025	2024	2023
	€ in thousands

Depreciation on right-of-use asset	698	629	718
Interest expenses on lease liability	459	337	*407

*	Including the amounts of €66 thousand that was presented as a discontinued operation and classified as held for sale.